Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Convertible Redeemable Preferred Shares

14. CONVERTIBLE REDEEMABLE PREFERRED SHARES

On March 30, 2020 and on April 16, 2020, the Company issued a total of 20,591,629 Series A convertible redeemable preferred shares (the “Series A Preference Shares”) to independent third parties, at the price of US$7.792 per share for an aggregate purchase consideration of US$160.5 million.

The key terms of the Series A Preference Shares are summarized as follows:

(1) Dividends rights

Each Series A Preference Shares holder is entitled to dividends at the rate of 8% of the Series A original issue price per annum per share shall accrue on such Series A Preference Shares. Such dividends (i) will be declared by the board of directors and paid to the holders of Series A Preference Shares each fiscal quarter, or (ii) if not declared and, with respect to any fiscal quarter, paid to the holders of Series A Preference Shares within thirty days after such fiscal quarter, such undeclared and unpaid dividends will accrue day to day from the last day of such fiscal quarter, will be cumulative and compound annually, and will only be paid upon a redemption or liquidation event or converted into ordinary shares upon an initial public offering.

(2) Conversion rights

Optional conversion

Each Series A Preference Share is convertible, at the option of the holder, at any time after the date of issuance of such Series A Preference Share, into such number of fully paid and non-assessable ordinary shares as is determined by dividing the Series A original issue price, by a conversion price equal to the lower of (i) the conversion price at the time in effect for such Series A Preference Share and (ii) the price per share that equals the lowest net price per ordinary share received by the Company in a public offering that is not a Qualified IPO.

Automatic conversion

Each Series A Preference Share will be automatically converted upon the closing of a Qualified IPO into a number of ordinary shares as is determined by dividing the Series A original issue price by a conversion price is equal to the lower of (i) the conversion price at the time in effect for such Series A Preference Share and (ii) the price per share that equals 90% of the lowest net price per ordinary share received by the Company in the Qualified IPO.

(3) Redemption rights

At any time on or after the occurrence of a Trigger Event (as defined below), each investor may require the Company to redeem the Series A Preference Shares issued to the investor and require the Company to immediately pay the investor an amount equal to the redemption price, plus 8% annualized. A “Trigger Event” means the occurrence of one or more of the following events: (A) as of September 30, 2021, the Company has not consummated a qualified IPO, (B) the Company consummates a non-Qualified IPO, (C) the License Agreement (i) is terminated as a result of a material breach by any party thereto or (ii) is amended in such a way that with (or without) the passage of time would reasonably be expected to adversely affect the value of the Company or the Series A Preference Shares in any material respect and (D) there occurs or it is discovered that there is a material adverse issue with respect to the patents, know-how and all other intellectual property owned or controlled by the Company or its affiliates and licensed to a customer under a license and collaboration agreement, which is not capable of being cured within a reasonable period.

(4) Liquidation

Upon any liquidation, dissolution or winding up of the Company (collectively, a “Liquidation Event”), before any distribution or payment shall be made to the holders of any Ordinary Shares, the holders of Series A Preference Shares will be entitled to be paid out of the assets of the Company legally available for distribution for each Series A Preference Share, an amount per Series A Preference Share equal to the sum of (i) the Series A Original Issue Price, plus (ii) any accrued but unpaid Dividends on each Series A Preference Share. If, upon any such Liquidation Event, the assets of the Company will be insufficient to make payment in full to all holders of Series A Preference Shares, then such assets (or consideration) will be distributed among the holders of Series A Preference Shares at the time outstanding, ratably in proportion to the full amounts to which they would otherwise be respectively entitled.

All Series A Preferred Shares were converted into ordinary shares of the Company and all accrued but unpaid dividends were settled in the form of ordinary shares upon qualified IPO in June 2020. A fair value loss of $80.0 million was recorded in the fiscal year ended December 31, 2020 due to change in fair value upon conversion.